Financial Risk Management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 46,051		$ 99
Rate increase on funds invested	81		0
Rate decrease on funds invested	$ (81)		$ 0
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 600		$ 600
Rate increase on funds invested		1		2
Rate decrease on funds invested		$ (1)		$ (2)
Bottom of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.76%	1.76%	0.80%	0.80%
Rate increase	1.94%	1.94%	0.88%	0.88%
Rate decrease	1.58%	1.58%	0.72%	0.72%
Bottom of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.23%	2.23%	2.72%	2.72%
Rate increase	2.45%	2.45%	2.99%	2.99%
Rate decrease	2.01%	2.01%	2.45%	2.45%
Top of Range | USD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.76%	1.76%	0.80%	0.80%
Rate increase	1.94%	1.94%	0.88%	0.88%
Rate decrease	1.58%	1.58%	0.72%	0.72%
Top of Range | AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	2.23%	2.23%	2.72%	2.72%
Rate increase	2.45%	2.45%	2.99%	2.99%
Rate decrease	2.01%	2.01%	2.45%	2.45%